Consolidated Statements of Equity (unaudited) $ in Millions		CAD ($)	Common shares CAD ($)	Preferred Shares CAD ($)	Common Shares CAD ($)	Common Shares Common shares CAD ($)	Treasury Shares CAD ($)	Treasury Shares Common shares CAD ($)	Preferred Shares CAD ($)	Warrants CAD ($)	Paid in Surplus CAD ($)	Paid in Surplus Common shares CAD ($)	Retained Earnings CAD ($)	Retained Earnings Common shares CAD ($)	Retained Earnings Preferred Shares CAD ($)	AOCI CAD ($) [1]
Beginning balance at Dec. 31, 2024		$ 29,754			$ 15,659		$ (43)		$ 356	$ 12	$ 944		$ 10,513			$ 2,313
Net Earnings (Loss)		2,996											2,996
Other Comprehensive Income (Loss), Net of Tax		(1,694)														(1,694)
Comprehensive Income (Loss)		1,302											2,996			(1,694)
Common shares issued under stock option plans (in shares)						15
Common Shares Issued Under Stock Option Plans			$ 12									$ (3)
Purchase of Common Shares Under NCIB	[2]		(1,281)			$ (519)						(541)		$ (221)
Purchase of Common Shares Under Employee Benefit Plan		(94)					(94)
Common Shares Issued Under Employee Benefit Plan		76					82				(6)
Preferred Shares Redeemed		(350)							(243)		(107)
Warrants Exercised		5			7					(2)
Stock-Based Compensation Expense		9									9
Dividends paid			(1,047)	$ (12)										(1,047)	$ (12)
Ending balance at Sep. 30, 2025		28,374			15,162		(55)		113	10	296		12,229			619
Beginning balance at Dec. 31, 2025		31,622			18,599		(116)		113	4	298		12,323			401
Net Earnings (Loss)		7,800											7,800
Other Comprehensive Income (Loss), Net of Tax		508														508
Comprehensive Income (Loss)		8,308											7,800			508
Common shares issued under stock option plans (in shares)						99
Common Shares Issued Under Stock Option Plans			80									$ (19)
Purchase of Common Shares Under NCIB	[2]		(3,114)			$ (769)								(2,345)
Purchase of Common Shares Under Employee Benefit Plan			(284)					$ (284)
Common Shares Issued Under Employee Benefit Plan		120						$ 88						32
Preferred Shares Redeemed		(300)							(113)				(187)
Warrants Exercised		3			5					(2)
Warrants Expired		0								(2)			2
Stock-Based Compensation Expense		12									12
Dividends paid			$ (1,191)	$ (2)										$ (1,191)	$ (2)
Ending balance at Sep. 30, 2026		$ 35,254			$ 17,934		$ (312)		$ 0	$ 0	$ 291		$ 16,432			$ 909

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	Normal course issuer bid (“NCIB”). Includes taxes payable on the purchase of shares and the liability for share purchase commitments under the automatic share purchase plan (“ASPP”).